PENSION PLAN - Narrative (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	CAD 7,000,000	CAD 6,000,000
Number of best years of earnings	3 years
Number of years of service	10 years
Decrease in defined benefit plan related to present value of refunds or reductions in future contributions	CAD 0	0
Pension plan expense	CAD 20,000,000	17,000,000
Estimated discount rate	3.60%
Increase (decrease) of estimated discount rate	0.0100
Expected future contributions to plan in 2018	CAD 17,000,000
Registered Plan
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	14,000,000	11,000,000
Plan assets | Registered Plan
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid into the plan	CAD 16,000,000	15,000,000
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	5.00%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	10.00%
Employee's age plus years of service	50 years
Maximum | Supplemental Plan
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	CAD 1,000,000	CAD 1,000,000